Cash and Cash Equivalents (Schedule of Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 177,848	$ 126,224
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	164,446	117,638
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,796	5,243
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 10,606	$ 3,343